Investments In Associated Companies (Berkadia) (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2011 Berkadia [Member]	Dec. 31, 2009 Berkadia [Member]	Dec. 31, 2009 Berkadia [Member]	Dec. 31, 2011 Berkadia [Member]	Dec. 31, 2010 Berkadia [Member]	Sep. 30, 2009 Berkadia [Member]
Percentage of ownership owned						50.00%
Capital contributed				$ 217,169,000
Revolving credit facility				1,000,000,000	1,000,000,000		1,500,000,000
Asset Put Agreement, value								40,000,000
Income representing Company's share of bargain purchase		49,345,000			24,423,000
Amount loaned under facility							250,000,000
Surety policy issued	2,500,000,000
Reimbursement of losses incurred, maximum percentage	50.00%
Repayment of secured credit facility			250,000,000
Term of credit facility (years)				5
Commercial paper						$ 2,000,000,000